CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common shares [Member]	Treasury stock [Member]	Additional paid-in Capital [Member]	Accumulated deficit [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2018	$ 519,313,350	$ 0	$ 9,364,019	$ (433,514,434)	$ (4,493,312)	$ 90,669,623	$ 33,995,782	$ 124,665,405
Balance (in shares) at Dec. 31, 2018	381,027,002	0
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	$ 0	0	(8,831,223)	0	(8,831,223)	(2,848,932)	(11,680,155)
Issuance of common shares	$ 10,894,890	0	0	0	0	10,894,890	0	10,894,890
Issuance of common shares (in shares)	100,000,000
Capital injection from non-controlling interests	$ 0	0	0	0	0	0	13,092,105	13,092,105
Other comprehensive income (loss), net of tax	0	0	0	0	1,634,566	1,634,566	(1,408,552)	226,014
Share-based compensation	0	0	348,916	0	0	348,916	0	$ 348,916
Share options exercised by employees (in shares)								0
Balance at Dec. 31, 2019	$ 530,208,240	$ 0	9,712,935	(442,345,657)	(2,858,746)	94,716,772	42,830,403	$ 137,547,175
Balance (in shares) at Dec. 31, 2019	481,027,002	0
Increase (Decrease) in Stockholders' Equity
Net income/(loss)	$ 0	$ 0	0	2,778,655	0	2,778,655	(622,668)	2,155,987
Issuance of common shares	$ 41,495,212	0	0	0	0	41,495,212	0	41,495,212
Issuance of common shares (in shares)	99,285,640
Other comprehensive income (loss), net of tax	$ 0	0	0	0	(706,355)	(706,355)	1,914,837	1,208,482
Share-based compensation	0	0	369,187	0	0	369,187	0	369,187
Share options exercised by employees	$ 2,796,418	0	(2,312,380)	0	0	484,038	0	$ 484,038
Share options exercised by employees (in shares)	1,945,980							1,945,980
Balance at Dec. 31, 2020	$ 574,499,870	$ 0	7,769,742	(439,567,002)	(3,565,101)	139,137,509	44,122,572	$ 183,260,081
Balance (in shares) at Dec. 31, 2020	582,258,622	0
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606								(439,567,002)
Net income/(loss)	$ 0	$ 0	0	6,861,874	0	6,861,874	(247,414)	6,614,460
Issuance of common shares	$ 272,729,028	0	0	0	0	272,729,028	0	$ 272,729,028
Issuance of common shares (in shares)	130,127,050							130,127,050
Shares repurchase		$ (18,446,119)	0	0	0	(18,446,119)	0	$ (18,446,119)
Shares repurchase (in shares)		(30,904,110)						(30,904,110)
Other comprehensive income (loss), net of tax	$ 0	$ 0	0	0	(1,053,222)	(1,053,222)	531,758	$ (521,464)
Share-based compensation	0	0	2,627,032	0	0	2,627,032	0	2,627,032
Share options exercised by employees	$ 150,070	0	(118,844)	0	0	31,226	0	$ 31,226
Share options exercised by employees (in shares)	4,930,950							120,680
Contribution from non-controlling interest holders	$ 0	0	2,118,240			2,118,240		$ 2,118,240
Balance at Dec. 31, 2021	$ 847,378,968	$ (18,446,119)	$ 12,396,170	$ (432,705,128)	$ (4,618,323)	$ 404,005,568	$ 44,406,916	448,412,484
Balance (in shares) at Dec. 31, 2021	717,316,622	30,904,110
Increase (Decrease) in Stockholders' Equity
Cumulative-effect adjustment for the adoption of Accounting Standards Codification ("ASC") Topic 606								$ (432,705,128)